Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment
5.	Premises and Equipment

Premises and equipment at December 31, are summarized by major classification as follows:

(Dollar amounts in thousands)	2011	2010
Land	$3,426	$3,236
Buildings and improvements	20,671	19,177
Leasehold improvements	765	762
Furniture, fixtures and equipment	8,494	8,068

	33,356	31,243
Less accumulated depreciation and amortization	18,285	17,361

	$15,071	$13,882

Depreciation expense for the years December 31, 2011, 2010 and 2009 was $962,000, $1.1 million and $902,000, respectively.

The Company is obligated under non-cancelable long term operating lease agreements for certain branch offices. These lease agreements, each having renewal options and none expiring later than 2019, have approximate aggregate rentals of $75,000, $75,000, $77,000, $75,000, $50,000 and $129,000 for the years ended December 31, 2012, 2013, 2014, 2015, 2016 and thereafter, respectively. Rent expense for the years ended December 31, 2011, 2010 and 2009 was $85,000, $115,000 and $126,000, respectively.